Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
Note 9. Redeemable Convertible Preferred Stock
Under the Company’s amended and restated certificate of incorporation, the Company is authorized to issue 105,500,526 shares of redeemable convertible preferred stock at a par value of $0.00001, with 6,950,729 shares designated as Series
Seed-1
redeemable convertible preferred stock, 12,298,893 shares designated as Series
Seed-2
redeemable convertible preferred stock, 21,418,756 shares designated as Series A redeemable convertible preferred stock, 22,652,737 shares designated as Series B redeemable convertible preferred stock and 42,179,411 shares designated as Series C redeemable convertible preferred stock.
Redeemable convertible preferred stock as of June 30, 2021 and December 31, 2020, consisted of the following (in thousands, except share and per share amounts):

	June 30, 2021
	Shares Authorized	Share Issued and Outstanding	Original Issue Price	Aggregate Liquidation Preference	Net Carrying Value
				(in thousands)
Series Seed-1 Preferred Stock	6,950,729	6,950,729	$0.6167	$4,287	$4,287
Series Seed-2 Preferred Stock	12,298,893	12,298,893	0.6167	7,585	7,585
Series A Preferred Stock	21,418,756	21,418,756	0.7594	16,265	16,040
Series B Preferred Stock	22,652,737	22,444,315	4.4383	99,615	99,398
Series C Preferred Stock	42,179,411	36,495,600	19.3702	706,927	718,621

Total Convertible Preferred Stock	105,500,526	99,608,293		$834,679	$845,931

	December 31, 2020
	Shares Authorized	Share Issued and Outstanding	Original Issue Price	Aggregate Liquidation Preference	Net Carrying Value
				(in thousands)
Series Seed-1 Preferred Stock	6,950,729	6,950,729	$0.6167	$4,287	$4,287
Series Seed-2 Preferred Stock	12,298,893	12,298,893	0.6167	7,585	7,585
Series A Preferred Stock	21,418,756	21,418,756	0.7594	16,265	16,040
Series B Preferred Stock	22,652,737	22,444,315	4.4383	99,615	99,398
Series C Preferred Stock	42,179,411	33,139,930	19.3702	641,927	641,002

Total Convertible Preferred Stock	105,500,526	96,252,623		$769,679	$768,312

The rights and preferences of holders of the redeemable convertible preferred stock are as follows:
Dividends
Holders of redeemable convertible preferred stock are entitled to receive non-cumulative
dividends prior and in preference to dividends declared on common stock at an annual rate of 8% of the original issuance price per share, adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, when and if declared by the Board of Directors. Payment of any dividends to the holders of redeemable convertible preferred stock will be on a pro rata, pari passu basis in proportion to the dividend rates for each respective series. After all redeemable convertible preferred stock dividends have been paid, the holders of common stock and redeemable convertible preferred stock will be entitled to receive dividends, when and if declared by the Board of Directors, in proportion to the number of shares of common stock held by them, on an as-converted
basis.
Conversion
Shares of redeemable convertible preferred stock may, at the option of the holder, be converted at any time into shares of common stock at a rate equal to dividing the original issue price of the relevant series of redeemable convertible preferred stock by the conversion price of $19.3702 for Series C redeemable convertible preferred stock, $4.4383 for Series B redeemable convertible preferred stock, $0.7594 for Series A redeemable convertible preferred stock, $0.6167 for Series
Seed-2
and Series
Seed-1
redeemable convertible preferred stock, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like. The conversion prices are also subject to adjustment upon issuance of additional common stock for a consideration per share less than the applicable conversion price of a series of convertible preferred stock. In addition, each share of redeemable convertible preferred stock will automatically be converted into shares of common stock either (i) upon the completion of a public offering provided the public offering price is not less than $19.3702 per share, as adjusted, aggregate gross proceeds are greater than $100,000,000 and the common stock is listed on the Nasdaq Stock Market or New York Stock Exchange (ii) upon written consent of the holders of at least 60% of the preferred stock outstanding.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, sale, lease, transfer, exclusive license or other disposition (whether in one transaction or a series of related transactions) of all or substantially all of assets or change of control of the Company (any of such events representing a “liquidation event”), the holders of shares of each series of redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of proceeds from such liquidation event to the holders of common stock, the greater of (i) an amount per share equal to the sum of the applicable original issuance price for such series of redeemable convertible preferred stock, plus declared but unpaid dividends on such share, or (ii) an amount that would be received by the holders of the redeemable convertible preferred stock if such shares held by them immediately prior to the liquidation event were converted into the respective number of common shares (regardless of whether such conversion actually takes place), in which case such holders of redeemable convertible preferred stock will not be eligible to receive any distribution that would otherwise be made to holders of such series of redeemable convertible preferred stock that have not converted (or have not been deemed to have converted) into common shares.
If the proceeds distributed among the holders of the redeemable convertible preferred stock shall be insufficient to permit the payment in full to the holders of redeemable convertible preferred stock, then the entire proceeds legally available for distribution shall be distributed ratably among the holders of the issued and outstanding shares of redeemable convertible preferred stock, ratably in proportion to the full amounts to which they would otherwise be respectively entitled.
Upon completion of the distributions made to the holders of redeemable convertible preferred stock, all of the remaining proceeds available for distribution to stockholders shall be distributed among the holders of common stock pro rata based on the number of shares of common stock held by each such holder.
Voting
The holders of each share of redeemable convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of redeemable convertible preferred stock could be converted. With respect to such vote, the holders have full voting rights and powers equal to the voting rights and powers of common stock.
As long as at least 12,000,000 shares of Series C remain outstanding, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, the holders of a majority of shares of Series C are entitled to elect one member of the Board of Directors. As long as at least 7,000,000 shares each of Series B and Series A remain outstanding, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, the holders of a majority of shares of Series B and Series A, each voting as separate classes, are entitled to elect one member of the Board of Directors. As long as at least 7,100,000 shares of Series
Seed-1
and Series
Seed-2,
as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, in total the holders of
Series
Seed-1
and Series
Seed-2
remain outstanding, voting together as a single class, are entitled to elect one member of the Board of Directors. The holders of common stock, voting as a separate class, are entitled to elect two members to the Board of Directors. All remaining members of the Board of Directors, are elected by the holders of preferred stock and common stock, voting together as a single class on and as converted basis.
Redemption
The preferred stock is not redeemable at the option of the holder.
Protective Provisions
As long as at least 30,000,000 shares of redeemable convertible preferred stock remain outstanding, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, the Company may not, among other things, without the approval of at least 60% of the outstanding redeemable convertible preferred shares: (i) consummate a liquidation event; (ii) make any adjustments to the amended and restated certificate of incorporation or bylaws; (iii) increase of decrease the total number of shares of common stock or redeemable convertible preferred stock; (iv) authorize or issue any equity security having a preference over, or being on a parity with, any series of redeemable convertible preferred stock with respect to dividends, liquidation or redemption; (v) redeem, purchase or acquire any shares of redeemable convertible preferred stock or common stock other than for the purpose of repurchasing shares of common stock currently outstanding; (vi) create or authorize creation of any debt in excess of $20,000,000; (vii) materially change the Company’s business plan; (viii) change the number of authorized members of the Board of Directors; (ix) pay or declare any dividends or make any distributions on any shares of capital stock; (x) reclassify, alter or waive any powers, preferences or special rights of the redeemable convertible preferred stock.
As long as at least 12,000,000 shares of Series C redeemable convertible preferred stock remain outstanding, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, the Company may not, without the approval of at least 60% of the outstanding Series C redeemable convertible preferred shares: (i) make any adjustments to the amended and restated certificate of incorporation or bylaws so as to adversely alter the rights and preferences of Series C redeemable convertible stockholders; (ii) increase of decrease the total number of shares of Series C redeemable convertible preferred stock; and (iii) issue additional shares of Series C redeemable convertible preferred stock other than those pursuant to the Series C redeemable convertible preferred stock purchase agreement.

Note 8. Redeemable Convertible Preferred Stock
Under the Company’s amended and restated certificate of incorporation, the Company is authorized to issue 105,500,526 shares of redeemable convertible preferred stock at a par value of $0.00001, with 6,950,729 shares designated as Series
Seed-1
redeemable convertible preferred stock, 12,298,893 shares designated as Series
Seed-2
redeemable convertible preferred stock, 21,418,756 shares designated as Series A redeemable convertible preferred stock, 22,652,737 shares designated as Series B redeemable convertible preferred stock and 42,179,411 shares designated as Series C redeemable convertible preferred stock.
Redeemable convertible preferred stock as of December 31, 2020 and 2019, consisted of the following (in thousands, except share and per share amounts):

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Aggregate Liquidation Preference	Net Carrying Value
Series Seed-1 Preferred Stock	6,950,729	6,950,729	$0.6167	$4,287	$4,287
Series Seed-2 Preferred Stock	12,298,893	12,298,893	0.6167	7,585	7,585
Series A Preferred Stock	21,418,756	21,418,756	0.7594	16,265	16,040
Series B Preferred Stock	22,652,737	22,444,315	4.4383	99,615	99,398
Series C Preferred Stock	42,179,411	33,139,930	19.3702	641,927	641,002

Total redeemable convertible preferred stock	105,500,526	96,252,623		$769,679	$768,312

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Aggregate Liquidation Preference	Net Carrying Value
Series Seed-1 Preferred Stock	6,950,729	6,950,729	$0.6167	$4,287	$4,287
Series Seed-2 Preferred Stock	12,298,893	12,298,893	0.6167	7,585	7,585
Series A Preferred Stock	21,418,756	21,418,756	0.7594	16,265	16,040
Series B Preferred Stock	22,652,737	22,444,315	4.4383	99,615	99,398
Series C Preferred Stock	42,179,411	29,500,322	19.3702	571,427	571,142

Total redeemable convertible preferred stock	105,500,526	92,613,015		$699,179	$698,452

The rights and preferences of holders of the redeemable convertible preferred stock are as follows:
Dividends
Holders of redeemable convertible preferred stock are entitled to receive non-cumulative
dividends prior and in preference to dividends declared on common stock at an annual rate of 8% of the original issuance price per share, adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, when and if declared by the Board of Directors. Payment of any dividends to the holders of redeemable convertible preferred stock will be on a pro rata, pari passu basis in proportion to the dividend rates for each respective series. After all redeemable convertible preferred stock dividends have been paid, the holders of common stock and redeemable convertible preferred stock will be entitled to receive dividends, when and if declared by the Board of Directors, in proportion to the number of shares of common stock held by them, on an as-converted
basis.
Conversion
Shares of redeemable convertible preferred stock may, at the option of the holder, be converted at any time into shares of common stock at a rate equal to dividing the original issue price of the relevant series of redeemable convertible preferred stock by the conversion price of $19.3702 for Series C redeemable convertible preferred stock, $4.4383 for Series B redeemable convertible preferred stock, $0.7594 for Series A redeemable convertible preferred stock, $0.6167 for Series
Seed-2
and Series
Seed-1
redeemable convertible preferred stock, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like. The conversion prices are also subject to adjustment upon issuance of additional common stock for a consideration per share less than the applicable conversion price of a series of convertible preferred stock. In addition, each share of redeemable convertible preferred stock will automatically be converted into shares of common stock either (i) upon the completion of a public offering provided the public offering price is not less than $19.3702 per share, as adjusted, aggregate gross proceeds are greater than $100,000,000 and the common stock is listed on the Nasdaq Stock Market or New York Stock Exchange (ii) upon written consent of the holders of at least 60% of the preferred stock outstanding.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, sale, lease, transfer, exclusive license or other disposition (whether in one transaction or a series of related transactions) of all or substantially all of assets or change of control of the Company (any of such events representing a “liquidation event”), the holders of shares of each series of redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of proceeds from such liquidation event to the holders of common stock, the greater of (i) an amount per share equal to the sum of the applicable original issuance price for such series of redeemable convertible preferred stock, plus declared but unpaid dividends on such share, or (ii) an amount that would be received by the holders of the redeemable convertible preferred stock if such shares held by them immediately prior to the liquidation event were converted into the respective number of common shares (regardless of whether such conversion actually takes place), in which case such holders of redeemable convertible preferred stock will not be eligible to receive any distribution that would otherwise be made to holders of such series of redeemable convertible preferred stock that have not converted (or have not been deemed to have converted) into common shares.
If the proceeds distributed among the holders of the redeemable convertible preferred stock shall be insufficient to permit the payment in full to the holders of redeemable convertible preferred stock, then the entire proceeds legally available for distribution shall be distributed ratably among the holders of the issued and outstanding shares of redeemable convertible preferred stock, ratably in proportion to the full amounts to which they would otherwise be respectively entitled.
Upon completion of the distributions made to the holders of redeemable convertible preferred stock, all of the remaining proceeds available for distribution to stockholders shall be distributed among the holders of common stock pro rata based on the number of shares of common stock held by each such holder.
Voting
The holders of each share of redeemable convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of redeemable convertible preferred stock could be converted. With respect to such vote, the holders have full voting rights and powers equal to the voting rights and powers of common stock.
As long as at least 12,000,000 shares of Series C remain outstanding, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, the holders of a majority of shares of Series C are entitled to elect one member of the Board of Directors. As long as at least 7,000,000 shares each of Series B and Series A remain outstanding, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, the holders of a majority of shares of Series B and Series A, each voting as separate classes, are entitled to elect one member of the Board of Directors. As long as at least 7,100,000 shares of Series
Seed-1
and Series
Seed-2,
as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, in total the holders of Series
Seed-1
and Series
Seed-2
remain outstanding, voting together as a single class, are entitled to elect one member of the Board of Directors. The holders of common stock, voting as a separate class, are entitled to elect two members to the Board of Directors. All remaining members of the Board of Directors, are elected by the holders of preferred stock and common stock, voting together as a single class on and as converted basis.
Redemption
The preferred stock is not redeemable at the option of the holder.
Protective Provisions
As long as at least 30,000,000 shares of redeemable convertible preferred stock remain outstanding, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, the Company may not, among other things, without the approval of at least 60% of the outstanding redeemable convertible preferred shares: (i) consummate a liquidation event; (ii) make any adjustments to the amended and restated certificate of incorporation or bylaws; (iii) increase of decrease the total number of shares of common stock or redeemable convertible preferred stock; (iv) authorize or issue any equity security having a preference over, or being on a parity with, any series of redeemable convertible preferred stock with respect to dividends, liquidation or redemption; (v) redeem, purchase or acquire any shares of redeemable convertible preferred stock or common stock other than for the purpose of repurchasing shares of common stock currently outstanding; (vi) create or authorize creation of any debt in excess of $20,000,000; (vii) materially change the Company’s business plan; (viii) change the number of authorized members of the Board of Directors; (ix) pay or declare any dividends or make any distributions on any shares of capital stock; (x) reclassify, alter or waive any powers, preferences or special rights of the redeemable convertible preferred stock.
As long as at least 12,000,000 shares of Series C redeemable convertible preferred stock remain outstanding, as adjusted for any stock splits, stock dividends, combinations, recapitalizations or the like, the Company may not, without the approval of at least 60% of the outstanding Series C redeemable convertible preferred shares: (i) make any adjustments to the amended and restated certificate of incorporation or bylaws so as to adversely alter the rights and preferences of Series C redeemable convertible stockholders; (ii) increase of decrease the total number of shares of Series C redeemable convertible preferred stock; and (iii) issue additional shares of Series C redeemable convertible preferred stock other than those pursuant to the Series C redeemable convertible preferred stock purchase agreement.